TOTAL EQUITY AND EARNINGS (LOSS) PER SHARE (Details 2) (USD $) In Millions, except Share data, unless otherwise specified			12 Months Ended			12 Months Ended		12 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2011	Jan. 14, 2011	Dec. 31, 2011 Preferred Stock	Dec. 31, 2011 Series E Preferred Stock	Dec. 31, 2010 Series E Preferred Stock	Dec. 31, 2011 Series F Preferred Stock	Dec. 31, 2010 Series F Preferred Stock	Dec. 31, 2011 Series C Preferred Stock	Dec. 31, 2010 Series C Preferred Stock	Jan. 31, 2011 Recapitalization	Jan. 31, 2011 Recapitalization Common Stock Issued	Jan. 14, 2011 Recapitalization Common Stock Issued	Jan. 31, 2011 Recapitalization Additional Paid-in Capital	Jan. 14, 2011 Recapitalization Additional Paid-in Capital	Jan. 14, 2011 Recapitalization Retained Earnings (Accumulated Deficit)	Jan. 14, 2011 Recapitalization Noncontrolling nonvoting, callable, junior and senior preferred interests held by Federal Reserve Bank of New York	Jan. 14, 2011 Recapitalization Series E Preferred Stock	Jan. 14, 2011 Recapitalization Series F Preferred Stock	Jan. 14, 2011 Recapitalization Series C Preferred Stock	Jan. 31, 2011 Recapitalization Series G Preferred Stock	Jan. 14, 2011 Recapitalization Other assets	Jan. 14, 2011 Recapitalization Other liabilities	Jan. 14, 2011 Recapitalization Federal Reserve Bank of New York credit facility	Jan. 14, 2011 Recapitalization Redeemable noncontrolling nonvoting, callable, junior preferred interests held by Department of Treasury
Effect of Recapitalization
Repayment and Termination of FRBNY Credit Facility																							$ (20,689)
Repayment and Termination of FRBNY Credit Facility, including recognition of deferred gain																						(325)
Repayment and Termination of FRBNY Credit Facility, including write-off of prepaid commitment fee																					(24,297)
Repayment and Termination of FRBNY Credit Facility, amortization of prepaid commitment fees	(3,300)	(3,283)													(3,283)
Exchange of Preferred Stock for Common Stock Value			(71,983)	(41,605)		(7,378)		(23,000)			4,138		67,845
Total Effect of Recapitalization												4,138		67,845	(3,283)	(26,432)	41,605	7,378	(23,000)		(30,437)	(325)	(20,689)	20,292
Exchange of Preferred Stock for Common Stock shares										1,655,037,962
Preferred stock, shares issued					400,000		300,000		100,000											20,000
Preferred stock, aggregate liquidation value							$ 7,543.0		$ 0.5											$ 0